SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT REPORTING [Abstract]
Schedule of Reportable Operating Segments
	US dollars
(in thousands)	Location based services	Wireless communications products	Total

Year ended December 31, 2014

Revenues	133,692	48,435	182,127
Operating income	42,603	3,267	45,870
Assets	63,795	11,094	74,889
Goodwill	1,544	2,497	4,041
Expenditures for assets	12,574	598	13,172
Depreciation and amortization	8,920	148	9,068
Impairment of goodwill and intangible assets	34	888	922

Year ended December 31, 2013

Revenues	126,951	43,216	170,167
Operating income (loss)	38,470	(540)	37,930
Assets	66,300	10,564	76,864
Goodwill	1,730	3,703	5,433
Expenditures for assets	12,312	264	12,576
Depreciation and amortization	9,360	358	9,718
Impairment of goodwill and intangible assets	2,816	1,804	4,620

Year ended December 31, 2012

Revenues	114,565	35,753	150,318
Operating income	29,850	97	29,947
Assets	65,332	10,629	75,961
Goodwill	3,692	4,351	8,043
Expenditures for assets	7,636	77	7,713
Depreciation and amortization	11,471	130	11,601

Reconciliation of Reporting Information from Segments to Consolidated Totals
	US dollars
	Year ended December 31,
(in thousands)	2014	2013	2012

Total revenues of reportable segment and consolidated revenues	182,127	170,167	150,318

Operating income
Total operating income for reportable segments	45,870	37,930	29,947
Unallocated amounts:
Other income (expenses) income	-	(166)	6,755
Financing income, net	1,704	238	987
Consolidated income before taxes on income	47,574	38,002	37,689

Assets

Total assets for reportable segments (*)	78,930	82,297	84,004
Other unallocated amounts:
Current assets	57,159	61,530	48,512
Investments in affiliated and other companies	1,095	1,511	242
Property and equipment, net	7,786	8,644	9,187
Other unallocated amounts	7,367	6,560	5,394
Consolidated total assets (at year end)	152,337	160,542	147,339

Other significant items

Total expenditures for assets of reportable segments	13,172	12,576	7,713
Unallocated amounts	2,021	1,387	2,320
Consolidated total expenditures for assets	15,193	13,963	10,033

Total depreciation, amortization and impairment for reportable segments	9,990	14,338	11,601
Unallocated amounts	2,229	1,858	3,070
Consolidated total depreciation and amortization	12,219	16,196	14,671

(*)	Including goodwill.

Schedule of Revenues and Long-Lived Assets by Geographical Areas

Revenues

Year ended December 31,

(in thousands)

2014

2013

2012

Israel

	90,061	83,331	70,595
United States	7,568	4,876	4,749
Brazil	66,462	63,454	58,242
Argentina	13,792	15,190	13,546
Others	4,244	3,316	3,186
Total	182,127	170,167	150,318

Property and equipment, net

December 31,

(in thousands)

2014

2013

2012

Israel

	8,563	9,051	9,440
United States	120	155	146
Brazil	17,801	19,178	20,132
Argentina	5,424	4,162	4,438
Total	31,908	32,546	34,156

-	Revenues were attributed to countries based on customer location.
-	Property and equipment were classified based on major geographic areas in which the Company operates.